Schedule of Property, Plant and Equipment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 4,461,710	$ 6,029,339	$ 4,483,671	$ 6,059,016	$ 6,055,758
Less: accumulated depreciation and amortization	(1,739,009)	(2,350,013)	(1,751,333)	(2,366,667)	(2,204,955)
Property and Equipment, net	2,722,701	3,679,326	2,732,338	3,692,349	3,850,803
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	3,788,577	5,119,699	3,788,577	5,119,699	5,119,699
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,999	4,053	2,999	4,053	4,053
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	423,601	572,434	445,562	602,111	602,110
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	135,272	182,800	135,272	182,800	179,543
Other Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	25,155	33,993	25,155	33,993	33,993
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	35,046	47,360	35,046	47,360	47,360
Forklift [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 51,060	$ 69,000	$ 51,060	$ 69,000	$ 69,000